Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues by major service type
Revenue	$ 514,783	$ 479,501	$ 448,681
Equipment Solutions
Revenues by major service type
Revenue	230,316	237,137	227,734
Clinical Engineering
Revenues by major service type
Revenue	137,109	107,305	99,184
On-Site Managed Services
Revenues by major service type
Revenue	$ 147,358	$ 135,059	$ 121,763